Cash and Balances with Central Banks - Summary of Cash and Balances with Central Banks (Detail) - EUR (€) € in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash and balances with central banks [abstract]
Amounts held at central banks	€ 47,655		€ 19,687
Cash and bank balances	2,333		2,302
Cash and balances with central banks	€ 49,987	[1]	€ 21,989	[1],[2]	€ 18,144

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.